CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Class A common shares CNY	Dec. 31, 2010 Class A common shares CNY	Dec. 31, 2011 Class B common shares CNY	Dec. 31, 2010 Class B common shares CNY	Dec. 31, 2011 US$ USD ($)	Dec. 31, 2011 US$ Class A common shares USD ($)	Dec. 31, 2011 US$ Class B common shares USD ($)
Current assets:
Cash and cash equivalents	192,962	1,691,906					$ 30,659
Time deposits	1,178,839						187,298
Held-to-maturity investments	20,000						3,178
Inventories	1,583,283	896,273					251,558
Accounts receivable (net of allowance for doubtful accounts of RMB1,793 and RMB1,746 (US$277) as of December 31, 2010 and 2011, respectively)	67,369	17,802					10,704
Prepaid expenses and other current assets (including expenses prepaid to related parties amounting to RMB9,625 and RMB9,625 (US$1,529) as of December 31, 2010 and 2011 respectively)	142,307	100,639					22,610
Amounts due from related parties	188	3,014					30
Deferred tax assets		22,095
Total current assets	3,184,948	2,731,729					506,037
Fixed assets, net	96,612	55,934					15,350
Prepaid expenses and deposits (including expenses prepaid to related parties amounting to RMB9,625 and RMB nil (US$ nil) as of December 31, 2010 and 2011, respectively)	4,182	11,891					664
Deferred tax assets		1,903
Total assets	3,285,742	2,801,457					522,051
Current liabilities:
Accounts payable	1,485,943	865,953					236,093
Short-term bank loan	150,000						23,833
Deferred revenue	213,230	80,077					33,879
Accrued expenses and other current liabilities	266,092	170,349					42,278
Amounts due to selling shareholders		255,568
Amounts due to related parties	12,691	15,253					2,016
Total current liabilities	2,127,956	1,387,200					338,099
Total liabilities	2,127,956	1,387,200					338,099
Commitments and contingencies
Shareholders' equity:
Common shares			197	71	103	223		31	16
Additional paid-in capital	1,825,873	1,787,665					290,102
Accumulated other comprehensive loss	(88,336)	(22,138)					(14,036)
Accumulated deficit	(580,051)	(351,564)					(92,161)
Total shareholders' equity	1,157,786	1,414,257	197	71	103	223	183,952	31	16
Total liabilities and shareholders' equity	3,285,742	2,801,457					$ 522,051